RESTRUCTURING AND ACQUISITION-RELATED COSTS	12 Months Ended
Jan. 01, 2023
Analysis of income and expense [abstract]
RESTRUCTURING AND ACQUISITION-RELATED COSTS	RESTRUCTURING AND ACQUISITION-RELATED COSTS:
Restructuring and acquisition-related costs are presented in the following table, and are comprised of costs directly related to significant exit activities, including the closure of business locations or the relocation of business activities, significant changes in management structure, as well as transaction, exit, and integration costs incurred pursuant to business acquisitions.

	2022	2021

Employee termination and benefit costs	$971	$251
Exit, relocation and other costs	2,179	3,312
Net (gain) loss on disposal, write-downs and accelerated depreciation of property, plant and equipment, right-of-use assets and computer software related to exit activities	(3,259)	3,136
Acquisition-related transaction costs	588	1,526
	$479	$8,225

Restructuring and acquisition-related costs in fiscal 2022 related to the following: $4.8 million for the closure of a yarn-spinning plant in the U.S, $2.6 million in accelerated depreciation of right-of-use assets relating to facilities no longer in use, $0.6 million in employee termination and benefit costs related to the closure of a distribution center in the U.S., as well $1.9 million related to the completion of previously initiated restructuring activities, partly offset by a gain of $6.0 million on business dispositions (refer to note 5 of the consolidated financial statements), and a gain of $3.4 million on the sale of a former manufacturing facility in Mexico.

Restructuring and acquisition-related costs in fiscal 2021 related to the following: $4.1 million for post-closure costs relating to the Company's former textile manufacturing and sewing operations in Mexico; $2.0 million for yarn-spinning plant in the U.S., that was closed in 2020, including a lease exit charge; $1.5 million in transaction costs incurred in connection with the acquisition of Frontier Yarns; and $0.6 million in other costs, to complete restructuring activities that were initiated in prior years.